Bank and Other Borrowings (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Long-Term Investment/Bank and Other Borrowings [Abstract]
Schedule of bank borrowings as of the balance sheet dates
	As of December 31,	As of March 31,
	2017	2018
	US$	US$

Short-term bank and other borrowings	12,648	12,792
Long-term bank borrowings, current portion	5,432	4,479

Total borrowings	18,080	17,271

	As of December 31,
	2016	2017
	US$	US$

Short-term bank and other borrowings	6,306	12,648
Long-term bank borrowings, current portion	1,381	5,432
	7,687	18,080

Long-term bank borrowings, non-current portion	4,491	-

Total borrowings	12,178	18,080